CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS:
Cash and cash equivalents	$ 187,068	$ 234,308
Trade receivables, net	217,960	201,973
Other receivables	4,579	8,293
Current tax assets	3,373	7,010
TOTAL CURRENT ASSETS	412,980	451,584
Fixed assets, net	15,727	21,401
Right-of-use assets	31,500	31,900
Intangible assets, net	336,768	362,000
Deferred tax assets	17,800	12,393
Investment in shares	25,000	25,000
Other long-term assets	738	525
TOTAL NON-CURRENT ASSETS	427,533	453,219
TOTAL ASSETS	840,513	904,803
LIABILITIES:
Current maturities of lease liabilities	14,340	12,106
Trade payables	228,514	183,296
Other payables	38,526	29,098
Current tax liabilities	4,677	4,937
TOTAL CURRENT LIABILITIES	286,057	229,437
Employee benefits	300	237
Long-term lease liabilities	22,857	24,955
Long-term debt	0	99,072
Other long-term liabilities	0	6,800
Deferred tax liabilities	445	754
TOTAL NON-CURRENT LIABILITIES	23,602	131,818
TOTAL LIABILITIES	309,659	361,255
SHAREHOLDERS’ EQUITY:
Share capital	377	417
Share premium	362,507	410,563
Other comprehensive loss	(2,476)	(2,441)
Retained earnings	170,446	135,009
TOTAL SHAREHOLDERS’ EQUITY	530,854	543,548
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 840,513	$ 904,803